Annual Total Returns (Vanguard Long-Term Treasury Fund - Admiral Shares Participant:) (Vanguard Long-Term Treasury Fund, Vanguard Long-Term Treasury Fund - Admiral Shares)	12 Months Ended
Jan. 31, 2013
Vanguard Long-Term Treasury Fund | Vanguard Long-Term Treasury Fund - Admiral Shares
Annual Total Return
2012	3.57%
2011	29.41%
2010	9.06%
2009	(11.93%)
2008	22.69%
2007	9.42%
2006	1.91%
2005	6.77%
2004	7.25%
2003	2.81%